Accounts receivable, net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts receivable, net
Accounts receivable	$ 17,948	108,650	47,653
Less: allowance for doubtful accounts	(1,447)	(8,758)	(2,022)	(446)
Accounts receivable, net	16,501	99,892	45,631
Movements in the allowance for doubtful accounts
Balance at beginning of the year	334	2,022	446
Additions	1,163	7,038	1,928	340
Write-offs	(50)	(302)	(352)
Balance at end of the year	$ 1,447	8,758	2,022	446